Property, Plant And Equipment (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 42,665,000	$ 41,536,000	$ 32,916,000
Asset impairment charges	$ 4,300,000	$ 7,500,000	$ 5,700,000